Condensed Balance Sheets - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 579,000	$ 1,328,000
Prepaid expenses and other assets	193,000	184,000
Total current assets	772,000	1,512,000
Cash and investments held in trust account	172,598,000	172,579,000
Total assets	173,370,000	174,091,000
Current liabilities:
Accounts payable and accrued liabilities	1,426,000	677,000
Accrued franchise taxes	50,000	83,000
Total current liabilities	1,476,000	760,000
Warrant liability	24,165,000	21,519,000
Deferred underwriting compensation	6,038,000	6,038,000
Total liabilities	31,679,000	28,317,000
Common stock subject to possible redemption	136,691,000	140,774,000
Commitments and contingencies
Stockholders’ equity:
Preferred stock, $0.0001 par value; 1,000,000 authorized shares; none issued or outstanding
Additional paid-in-capital	20,994,000	16,912,000
Retained earnings (accumulated deficit)	(15,994,000)	(11,912,000)
Total stockholders’ equity	5,000,000	5,000,000
Total liabilities and stockholders’ equity	173,370,000	174,091,000
Class A common stock
Stockholders’ equity:
Common stock value
Total stockholders’ equity
Class B common stock
Stockholders’ equity:
Common stock value
Total stockholders’ equity